Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

a)	On January 5, 2015, the Company issued a convertible debenture to a non-related party for $43,000. Under the terms of the note, the amount owing is unsecured, due interest of 10% per annum, and matures on January 5, 2016. The note is convertible into shares of common stock six months after the date of issuance (July 5, 2015) at a conversion rate of 58% of the lowest bid price of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

b)	On January 9, 2015, the Company issued 2,112,676 common shares upon the conversion of $15,000 of convertible notes payable.

c)	On January 13, 2015, the Company issued 3,622,535 common shares upon the conversion of $23,000 of convertible notes payable and $2,720 of accrued interest.

d)	On January 28, 2015, the Company issued 2,666,667 common shares upon the conversion of $20,000 of convertible notes payable.

e)	On February 2, 2015, the Company issued 3,408,451 common shares upon the conversion of $22,500 of convertible notes payable and $1,700 of accrued interest.

f)	On February 2, 2015, the Company entered into a subscription agreement for the issuance of 10,000,000 common shares at $0.01 per share for gross proceeds of $100,000.

g)	On March 9, 2015, the Company entered into a subscription agreement for the issuance of 5,000,000 common shares at $0.01 per share for gross proceeds of $50,000.

h)	On March 20, 2015, the Company issued 500,000 common shares with a fair value of $5,900 for services received.

i)	On March 27, 2015, the Company refiled its lawsuit against EuroGas, Inc., EuroGas AG, ZB Capital, and various other parties.

j)	On April 29, 2015, the Company issued 3,260,870 common shares upon the conversion of $15,000 of convertible notes payable.

k)	On May 15, 2015, the Company repaid $13,780 of convertible notes payable.